STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Automobiles & Components - .6%
Stoneridge	122,572	[a]	2,534,789
Banks - 10.3%
BankUnited	186,659		7,776,214
Essent Group	143,175		6,126,458
First Bancorp	626,944		9,360,274
First Interstate BancSystem, Cl. A	126,338		4,809,688
First Merchants	109,822		4,520,274
Silvergate Capital, Cl. A	27,541	[a]	2,161,968
Synovus Financial	151,023		6,441,131
Texas Capital Bancshares	16,100	[a]	910,133
			42,106,140
Capital Goods - 14.1%
EnerSys	59,625		4,037,805
Flowserve	65,255		2,055,532
Fluor	367,077	[a,b]	10,362,584
Gibraltar Industries	53,759	[a]	2,244,976
GrafTech International	746,116		6,476,287
Matrix Service	388,133	[a]	2,340,442
Maxar Technologies	166,349		4,967,181
Terex	76,676		2,713,564
Titan Machinery	122,785	[a]	3,242,752
Triumph Group	126,170	[a]	1,930,401
Valmont Industries	14,359		3,686,673
Wabash National	350,641	[b]	5,382,339
WESCO International	64,289	[a]	8,073,413
			57,513,949
Commercial & Professional Services - .9%
The Brink's Company	62,893		3,825,781
Consumer Durables & Apparel - 2.8%
Callaway Golf	296,438	[a]	6,435,669
GoPro, Cl. A	743,691	[a]	5,138,905
			11,574,574
Consumer Services - 3.7%
Bloomin‘ Brands	304,455	[b]	6,427,045
Papa John's International	44,009		3,873,232
Six Flags Entertainment	156,630	[a]	4,597,090
			14,897,367
Diversified Financials - 1.5%
PJT Partners, Cl. A	78,888		5,982,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Energy - 7.2%
CNX Resources	397,156	[a]	8,626,228
PBF Energy, Cl. A	376,526	[a]	12,500,663
Viper Energy Partners	243,358		8,167,094
			29,293,985
Food & Staples Retailing - 2.0%
The Chefs' Warehouse	222,363	[a]	7,945,030
Health Care Equipment & Services - 9.9%
Acadia Healthcare	83,776	[a]	5,962,338
Amedisys	36,418	[a]	4,221,210
Health Catalyst	206,315	[a]	3,022,515
ModivCare	48,281	[a]	4,607,456
NuVasive	79,746	[a]	4,578,218
Privia Health Group	318,933	[a,b]	7,641,635
R1 RCM	231,607	[a]	4,972,602
TransMedics Group	174,907	[a,b]	5,102,037
			40,108,011
Household & Personal Products - 2.1%
Spectrum Brands Holdings	99,586		8,737,676
Insurance - 2.4%
BRP Group, Cl. A	158,164	[a]	3,988,896
The Hanover Insurance Group	38,613		5,660,666
			9,649,562
Materials - 5.1%
Alamos Gold, Cl. A	1,518,474		11,343,001
IAMGOLD	641,885	[a,b]	1,412,147
Largo	394,304	[a]	3,564,508
Tronox Holdings, Cl. A	238,580		4,296,826
			20,616,482
Media & Entertainment - 3.0%
Eventbrite, Cl. A	426,323	[a]	5,000,769
Magnite	470,658	[a]	5,172,531
TrueCar	635,916	[a]	2,117,600
			12,290,900
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Alkermes	297,417	[a]	8,877,897
Denali Therapeutics	124,296	[a]	3,019,150
Quanterix	158,197	[a]	2,667,201
Ultragenyx Pharmaceutical	32,167	[a]	1,508,632
Xenon Pharmaceuticals	146,628	[a]	3,863,648
			19,936,528
Real Estate - 4.2%
Colliers International Group	54,494	[b]	6,634,644
EPR Properties	102,846	[c]	5,269,829

Description		Shares		Value ($)
Common Stocks - 97.7% (continued)
Real Estate - 4.2% (continued)
Pebblebrook Hotel Trust		227,474	[c]	5,120,440
				17,024,913
Retailing - 2.4%
Designer Brands, Cl. A		223,614	[b]	3,472,725
Party City Holdco		1,300,813	[a,b]	1,873,171
Petco Health & Wellness		278,180	[a,b]	4,439,753
				9,785,649
Semiconductors & Semiconductor Equipment - 2.5%
Diodes		66,397	[a]	5,113,233
MaxLinear		129,116	[a]	5,111,702
				10,224,935
Software & Services - 6.9%
ChannelAdvisor		439,669	[a]	6,001,482
DigitalOcean Holdings		24,910	[a,b]	1,216,854
Everbridge		44,403	[a]	1,834,288
Limelight Networks		1,883,689	[a]	6,818,954
Paya Holdings		1,156,859	[a]	6,813,900
Zuora, Cl. A		514,841	[a]	5,220,488
				27,905,966
Technology Hardware & Equipment - 4.4%
ADTRAN		378,732	[b]	7,017,904
Arlo Technologies		526,219	[a]	3,725,631
Extreme Networks		636,310	[a]	6,312,195
Ondas Holdings		127,567	[a,b]	922,309
				17,978,039
Transportation - 1.5%
SkyWest		223,625	[a]	6,028,930
Utilities - 5.3%
Clearway Energy, Cl. C		297,732	[b]	10,435,507
NextEra Energy Partners		156,563	[b]	11,217,739
				21,653,246
Total Common Stocks (cost $386,069,533)				397,615,318

Private Equity - .3%
Real Estate - .3%
Roofstock (cost $1,216,821)		41,269	[d]	1,017,694
	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,911,680)	0.80	8,911,680	[e]	8,911,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,198,479)	0.80	15,198,479	[e]	15,198,479
Total Investments (cost $411,396,513)		103.9%		422,743,171
Liabilities, Less Cash and Receivables		(3.9%)		(15,748,992)
Net Assets		100.0%		406,994,179

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $32,223,571 and the value of the collateral was $33,392,132, consisting of cash collateral of $15,198,479 and U.S. Government & Agency securities valued at $18,193,653. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2022. These securities were valued at $1,017,694 or .25% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	397,615,318	-	-	397,615,318
Equity Securities - Private Equity	-	-	1,017,694	1,017,694
Investment Companies	24,110,159	-	-	24,110,159

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $11,346,658, consisting of $72,061,963 gross unrealized appreciation and $60,175,305 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.